Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Binomial Lattice Option Valuation Technique [Member]
Derivative [Line Items]
Schedule of Price Risk Derivatives [Table Text Block]
The Company's warrants were valued on the applicable dates using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of August 15, 2013 - September 23, 2013, December 31, 2013, February 21, 2014, July 29, 2014 and December 31, 2014 are as follows:

Binomial Assumptions	August 15, 2013 - September 23, 2013	December 31, 2013	February 21, 2014	July 29, 2014	December 31, 2014
Fair market value of asset (1)	$0.28-$0.37	$0.30	$0.58	$0.45	$0.28
Exercise price	$0.25-$0.50	$0.25-$1.25	$0.35-$0.50	$0.25-$0.50	$0.35-$1.25
Term (2)	5.0 years	3.7 - 4.7 years	5.0 years	4.1 - 4.2 years	2.7 - 4.2 years
Implied expected life (3)	5.0 years	3.7 - 4.7 years	5.0 years	4.1 - 4.2 years	2.7 - 4.2 years
Volatility range of inputs (4)	48.46%--81.72%	40.63%--78.73%	60%	40%--76%	42%--71%
Equivalent volatility (3)	56.57%--57.55%	55%--56%	60%	53%	48%--54%
Risk-free interest rate range of inputs (5)	0.04%--1.72%	0.38%--1.75%	1.56%	1.35%	1.10%--1.38%
Equivalent risk-free interest rate (3)	0.56%--0.69%	0.78%--1.75%	1.56%	1.35%	1.10%--1.38%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.
(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
(5)  The risk-free rates used for inputs represent the yields on zero coupon U.S. Government Securities with periods to maturity consistent with the intervals described in (2), above.

Warrant [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the twelve months ended December 31, 2014 and 2013:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2012	128,350	$2,750
Issuance of warrants to investors in 2013 Private Placement	14,236,472	2,344,899
Exchange of warrants for common stock	(4,546)	—
Change in fair value of derivatives	—	(514,704)
Balance, December 31, 2013	14,360,276	$1,832,945
Issuance of warrants to investors in 2014 Private Placement	35,786,750	12,382,216
Reclassification of fair value of 2013 Private Placement warrants to equity	(14,236,472)	(3,166,482)
Change in fair value of derivatives	—	(7,845,214)
Balance, December 31, 2014	35,910,554	$3,203,465